Warrants -Preferred A Stock Warrants Activity (Detail) (Preferred A Stock Warrants, USD $) (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Warrants, Ending Balance	17,441,966
Preferred A Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance		2,231,727	2,231,727
Warrants Granted		0	0
Warrants Converted		(2,231,727)
Warrants Expired		0	0
Warrants, Ending Balance			2,231,727	2,231,727
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance		$ 0.16	$ 0.16
Weighted Average Exercise Price,Granted		0	0
Weighted Average Exercise Price, Converted		$ 0.16
Weighted Average Exercise Price, Warrants Outstanding Ending Balance			$ 0.16	$ 0.16
Weighted Average Remainder Contractual Term in Years, Converted		2 years 3 months 18 days
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding			3 years 1 month 6 days	4 years 1 month 6 days